                       SUPPLEMENT DATED AUGUST 23, 2002
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective August 23, 2002, Wellington Management Company, LLP will become the sole manager of the Enterprise Accumulation Trust Managed Portfolio. Sanford C. Bernstein & Co., LLC will no longer co-manage the Portfolio.

  Registration No. 333-06071               Form No. 14352 SL (Supp 8/23/02)
                                           Form No. 14352 SL-CD (Supp 8/23/02)